Segment and Geographic Information	12 Months Ended
Dec. 31, 2011
Segment and Geographic Information
Segment and Geographic Information

Note 8—Segment and Geographic Information

       The Company has one reportable segment, cardiac and coronary disease products. The Company's geographic regions include the United States and Australia.

       Revenue earned relating to reimbursement of clinical trials is earned primarily in the United States. Interest income is primarily earned in Australia.

       Long-lived assets are located primarily in the United States at December 31, 2011.